Derivatives and hedge accounting - Maturity derivatives designated in net investment hedging (Details) - Hedges of net investments in foreign operations - Derivatives - FX forwards and cross currency swaps - Net payer and receiver swap number in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Nominal value	(8,899)	(5,514)
Less than 1 month
Disclosure of detailed information about hedges [line items]
Nominal value	(6,164)	(4,462)
1 to 3 months
Disclosure of detailed information about hedges [line items]
Nominal value	(2,638)	(461)
3 to 12 months
Disclosure of detailed information about hedges [line items]
Nominal value	(97)	(590)
1 to 2 year
Disclosure of detailed information about hedges [line items]
Nominal value
2 to 3 years
Disclosure of detailed information about hedges [line items]
Nominal value
3 to 4 years
Disclosure of detailed information about hedges [line items]
Nominal value
4 to 5 years
Disclosure of detailed information about hedges [line items]
Nominal value
>5 years
Disclosure of detailed information about hedges [line items]
Nominal value